Long-Term Debt	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	2024	2023
Canadian dollar denominated debt, unsecured
Medium-term notes
3.55% debentures due June 3, 2024	$—	$320
3.42% debentures due December 1, 2026	441	441
2.50% debentures due January 17, 2028	225	225
4.15% debentures due December 15, 2031	500	—
4.85% debentures due May 30, 2047	300	300
	1,466	1,286
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2024 – US$3,393 million; December 31, 2023 – US$nil)	4,888	—
Commercial paper (December 31, 2024 – US$467 million; December 31, 2023 – US$nil)	672	—
US dollar debt securities
3.80% due April 15, 2024 (US$500 million)	—	660
3.90% due February 1, 2025 (US$600 million)	864	792
2.05% due July 15, 2025 (US$600 million)	864	792
3.85% due June 1, 2027 (US$1,250 million)	1,801	1,651
5.00% due December 15, 2029 (US$750 million)	1,080	—
2.95% due July 15, 2030 (US$500 million)	720	660
7.20% due January 15, 2032 (US$400 million)	576	528
6.45% due June 30, 2033 (US$350 million)	504	462
5.40% due December 15, 2034 (US$750 million)	1,080	—
5.85% due February 1, 2035 (US$350 million)	504	462
6.50% due February 15, 2037 (US$450 million)	649	594
6.25% due March 15, 2038 (US$1,100 million)	1,585	1,453
6.75% due February 1, 2039 (US$400 million)	576	528
4.95% due June 1, 2047 (US$750 million)	1,080	991
	17,443	9,573
Long-term debt before transaction costs and original issue discounts, net	18,909	10,859
Less: original issue discounts, net (1)	12	11
transaction costs (1) (2)	78	49
	18,819	10,799
Less: current portion of commercial paper	672	—
current portion of long-term debt (1) (2)	1,728	980
	$16,419	$9,819
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency, and other professional fees.
BANK CREDIT FACILITIES AND COMMERCIAL PAPER
As at December 31, 2024, the Company had undrawn revolving bank credit facilities of $4,562 million. Additionally, the Company had in place a fully drawn term credit facility of $4,000 million. Details of these facilities are described below. The Company also has certain other dedicated credit facilities supporting letters of credit. As at December 31, 2024, the Company had $672 million drawn under its commercial paper program, and reserves capacity under its revolving bank credit facilities for amounts outstanding under this program.
▪a $100 million demand credit facility;
▪a $500 million revolving credit facility, maturing February 2026;
▪a $2,425 million revolving syndicated credit facility, maturing June 2027;
▪a $4,000 million non-revolving term credit facility, maturing December 2027; and
▪a $2,425 million revolving syndicated credit facility, maturing June 2028.
During 2024, the Company extended its $2,425 million revolving syndicated credit facility originally maturing June 2025 to June 2028.
During 2024 and in connection with the acquisition of Chevron's assets, the Company entered into a $4,000 million non-revolving term credit facility maturing December 2027.
During 2023, the Company extended its $500 million revolving credit facility from February 2024 to February 2025. During 2024, the Company extended its $500 million revolving credit facility from February 2025 to February 2026.
During 2023, the Company extended its $2,425 million revolving syndicated credit facility, originally maturing June 2024 to June 2027.
Borrowings under the Company's credit facilities may be made by way of pricing referenced to CORRA, SOFR, US base rate or Canadian prime rate.
The Company’s borrowings under its US commercial paper program are authorized up to a maximum US$2,500 million.
The Company’s weighted average interest rate on bank credit facilities and commercial paper outstanding for the year ended December 31, 2024 was 5.4% (December 31, 2023 – N/A), and on total long-term debt outstanding for the year ended December 31, 2024 was 4.9% (December 31, 2023 – 4.8%).
As at December 31, 2024, letters of credit and guarantees aggregating to $1,542 million were outstanding (December 31, 2023 – $446 million).
MEDIUM-TERM NOTES
During 2024, the Company issued, by private placement, $500 million of 4.15% medium-term notes due December 2031.
During 2024, the Company repaid $320 million of 3.55% medium-term notes.
During 2023, the Company repaid $405 million of 1.45% medium-term notes.
During 2023, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires in August 2025. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance. During 2024, no medium-term notes were issued in Canada under the base shelf prospectus.
US DOLLAR DEBT SECURITIES
During 2024, the Company issued, by private placement, US$750 million of 5.00% notes due December 2029 and US$750 million of 5.40% notes due December 2034.
During 2024, the Company repaid US$500 million of 3.80% US dollar debt securities.
Subsequent to December 31, 2024, the Company repaid US$600 million of 3.90% US dollar debt securities due February 2025.
During 2023, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to US$3,000 million of debt securities in the United States, which expires in August 2025. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance. During 2024, no US dollar debt securities were issued in the United States under the base shelf prospectus.
SCHEDULED DEBT REPAYMENTS
Scheduled debt repayments are as follows:

Year	Repayment
2025	$2,400
2026	$941
2027	$5,905
2028	$509
2029	$1,080
Thereafter	$8,074